Other intangible assets	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Other intangible assets
13. Other intangible assets

The following is a summary of changes in the carrying value of intangible assets:

	Product related intangibles		Customer related intangibles		Others		Total
Gross carrying value
Balance as at April 1, 2018	Rs.	82,187	Rs.	357	Rs.	2,997	Rs.	85,541
Additions		1,542		-		602		2,144
Disposals/De-recognitions (1)		(3,219)		(357)		-		(3,576)
Effect of changes in foreign exchange rates		1,461		-		1		1,462
Balance as at March 31, 2019	Rs.	81,971	Rs.	-	Rs.	3,600	Rs.	85,571

Balance as at April 1, 2019	Rs.	81,971	Rs.	-	Rs.	3,600	Rs.	85,571
Additions		1,641		-		165		1,806
Disposals/De-recognitions		(814)		-		(1)		(815)
Effect of changes in foreign exchange rates		4,532		-		2		4,534
Balance as at March 31, 2020	Rs.	87,330	Rs.	-	Rs.	3,766	Rs.	91,096

Amortization/impairment loss
Balance as at April 1, 2018	Rs.	39,289	Rs.	357	Rs.	1,230	Rs.	40,876
Amortization for the year		3,432		-		396		3,828
Impairment loss		116		-		-		116
Disposals/De-recognitions (1)		(2,815)		(357)		-		(3,172)
Effect of changes in foreign exchange rates		(445)		-		1		(444)
Balance as at March 31, 2019	Rs.	39,577	Rs.	-	Rs.	1,627	Rs.	41,204

Balance as at April 1, 2019	Rs.	39,577	Rs.	-	Rs.	1,627	Rs.	41,204
Amortization for the year		3,554		-		278		3,832
Impairment loss		16,757		-		-		16,757
Disposals/De-recognitions		(749)		-		(1)		(750)
Effect of changes in foreign exchange rates		2,392		-		2		2,394
Balance as at March 31, 2020	Rs.	61,531	Rs.	-	Rs.	1,906	Rs.	63,437

Net carrying value
As at April 1, 2018	Rs.	42,898	Rs.	-	Rs.	1,767	Rs.	44,665
As at March 31, 2019	Rs.	42,394	Rs.	-	Rs.	1,973	Rs.	44,367
As at March 31, 2020	Rs.	25,799	Rs.	-	Rs.	1,860	Rs.	27,659

(1)	Gain on disposal of assets for the year ended March 31, 2019 includes an amount of Rs.682 representing the profit on sale of intangible assets forming part of the Company’s Proprietary Products segment.

Details of significant separately acquired intangible assets as at March 31, 2020 are as follows:

Particulars of the asset	Acquired from	Carrying cost
ANDAs	Teva and an affiliate of Allergan	Rs.	9,813
Select portfolio of dermatology, respiratory and pediatric assets	UCB India Private Limited and affiliates		5,072
Intellectual property rights relating to PPC-06 (tepilamide fumarate)	Xenoport, Inc		4,019
Habitrol ® brand	Novartis Consumer Health Inc.		1,936
Commercialization rights for an anti-cancer biologic agent	Eisai Company Limited		1,838
Over the counter product brands	Ducere Pharma LLC		731
Beta brand	3i Group plc		578
Various ANDAs	Gland Pharma Limited		284

Interest capitalization

During the years ended March 31, 2020 and 2019, the Company capitalized interest cost of Rs.674 and Rs.655, respectively, with respect to certain qualifying assets. The rate for capitalization of interest cost for the years ended March 31, 2020 and 2019 ranged from 2.04% to 4.60% and from 1.98% to 4.12%, respectively.

In-process research and development assets (“IPR&D”)

Tabulated below is the reconciliation of amounts relating to in-process research and development assets as at the beginning and at the end of the year:

	As of March 31,
	2020		2019
Opening balance	Rs.	24,610	Rs.	27,027
Add : Additions during the year (1)		950		1,171
Less : Capitalizations during the year (2)		(2,530)		(5,445)
Less: Impairments during the year		(13,379)		-
Effect of changes in exchange rates		1,336		1,857
Closing balance	Rs.	10,987	Rs.	24,610

(1)	During the year ended March 31, 2020, the Company acquired a portfolio of approved, non-marketed Abbreviated New Drug Applications (“ANDAs”) in the United States from Teva for a total consideration of Rs.277 (U.S.$4). The Company recognized these ANDAs acquired as product related intangibles.

(2)	During the year ended March 31, 2020, the products ramelton was available for use and are subject to amortization. Accordingly, the Company reclassified the amount from IPR&D to product related intangibles.

During the year ended March 31, 2019, the products buprenorphine and naloxone sublingual film and tobramycin were available for use and are subject to amortization. Accordingly, the Company reclassified the amount from IPR&D to product related intangibles.

Impairment losses recorded for the year ended March 31, 2020

Total impairment charges for the year ended March 31, 2020 were Rs.16,757 which were recorded in impairment of non-current assets in the consolidated income statement, of which Rs.11,137 was attributable to impairment of gNuvaring and the balance of Rs.5,620 was attributable to other product related intangibles.

Impairment of gNuvaring

During the year ended March 31, 2020, there were significant changes to the generics market for Ethinyl estradiol / Ethenogestral vaginal ring (a generic equivalent to Nuvaring®), one of the 8 ANDAs acquired from Teva in June 2016. The changes include the launches by competitors of both generic and authorized generic versions of the product in December 2019. Due to these adverse market developments, as at December 31, 2019, the Company tested the carrying value of this product at the product cash generating unit (“CGU”) level, being the smallest identifiable group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The recoverable amount was determined by reference to the product’s value-in-use or fair value less costs to sell, whichever is higher. This resulted in the value-in-use being the recoverable value of the product. Accordingly, the Company recorded an impairment loss of Rs.11,137 (U.S.$156.5) for the year ended March 31, 2020. This impairment loss pertained to the Company’s Global Generics segment.

The carrying value of the asset after the impairment was Rs.3,269 (U.S.$43.2).

The Company used the discounted cash flow approach to calculate the value in use, with the assistance of independent appraisers. The key assumptions considered in the calculation are as follows:

a.	Weighted average of probability adjusted revenue projections, which take into consideration different scenarios such as the base case, the upside case and the downside case;
b.	Rate of generic penetration and estimated price erosion throughout the period;
c.	Estimate of useful life over which the product is expected to generate cash flows; and
d.	the net cash flows have been discounted based on a post-tax discounting tax rate of 8%.

Other intangible assets

In June 2019, the Company launched tobramycin inhalation solution, USP, a therapeutic equivalent generic version of TOBI® (tobramycin) Inhalation Solution, and in July 2019 the Company launched ramelteon tablets, 8 mg, a therapeutically equivalent generic version of Rozerem® (ramelteon, 8 mg) Tablets. Subsequent to their respective launches, both products experienced adverse market conditions, such as increased competition and reduced selling prices by competitors. As a result, the performance of the products was significantly lower than the Company’s prior estimates. Furthermore, the Company decided to drop the launch of its planned imiquimod cream product. Accordingly, the Company assessed the recoverable amount of intangible assets associated with these three products, and recognized an impairment loss of Rs.4,385 (U.S.$61.4) for the year ended March 31, 2020. These impairment losses pertained to the Company’s Global Generics segment.

In view of the specific triggers occurring in the year with respect to some other product related intangible assets forming part of the Company's Global Generics and Proprietary Products segments, the Company determined that there was a decrease in the market potential of these products primarily due to higher than expected price erosion and increased competition leading to lower volumes. Consequently, the Company recorded an amount of Rs.1,235 as impairment loss for the year ended March 31, 2020.

Impairment losses recorded for the year ended March 31, 2019

As a result of the Company’s decision to discontinue a few products pertaining to its Global Generics segment, product related intangibles of Rs.82 and Rs.34 were recorded as impairment loss for the year ended March 31, 2019 in the consolidated income statement.

Impairment losses recorded for the year ended March 31, 2018

As a result of the Company’s decision to discontinue a few products pertaining to its Global Generics segment, product related intangibles of Rs.20 and Rs.33 were recorded as impairment loss for the year ended March 31, 2018 in the consolidated income statement.

Consequent to the materiality of the amount involved, these impairment amounts have been disclosed separately in the consolidated income statements.